Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Mar. 31, 2026
Software [Member] | Maximum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	4 years
Software [Member] | Minimum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	3 years
Patent [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	10 years
License [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	4 years 4 months 24 days